Summary of Significant Accounting Policies - Schedule of Balances of Registered Capital, Additional Paid-in-Capital and Statutory Reserves (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Accounting Policies and General Information [Line Items]
Additional paid-in capital	$ 446,202	$ 61,634
Statutory reserves	5,132	4,478
China [Member]
Accounting Policies and General Information [Line Items]
Registered capital	54,467	44,532
Additional paid-in capital	161	161
Statutory reserves	5,132	4,478
Total	$ 59,760	$ 49,171